Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Short-term bank deposits	1 year
Impairment loss		$ 1,439	$ 351
Tax benefit percentage	50.00%
Severance expense	$ 5,199	4,538	4,020
Retirement savings plan, description	The Company has a 401(k) retirement savings plan for most of its U.S. employees. Each eligible employee may elect to contribute a portion of its employee’s compensation to the plan. The Company has a discretionary employer match. In the reporting periods, this match ranges from 1.25-3% if an employee contributed 5-6%.
Employer match expense	$ 1,280	1,282	1,233
Aggregate notional amounts	168,850	140,688	260,862
Notional amounts		27,138	1,650
Financial expense	1,193	3,338	104
Options and Forward Contracts [Member]
Significant Accounting Policies (Details) [Line Items]
Outstanding option notional amount	$ 15,900	$ 20,000	$ 3,866
Software Development [Member]
Significant Accounting Policies (Details) [Line Items]
Useful life	7 years